UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Semiannual Report

to Shareholders

December 31, 2010

Contents
4 Information About Your Fund's Expenses
6 Portfolio Summary
7 Investment Portfolio
18 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
26 Investment Management Agreement Approval
31 Summary of Management Fee Evaluation by Independent Fee Consultant
35 Summary of Administrative Fee Evaluation by Independent Fee Consultant
36 Account Management Resources
37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2010 to December 31, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2010
Actual Fund Return
Beginning Account Value 7/1/10	$1,000.00
Ending Account Value 12/31/10	$1,001.40
Expenses Paid per $1,000*	$.55
Hypothetical 5% Fund Return
Beginning Account Value 7/1/10	$1,000.00
Ending Account Value 12/31/10	$1,024.65
Expenses Paid per $1,000*	$.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Daily Assets Fund Institutional	.11%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	12/31/10	6/30/10

Commercial Paper	27%	35%
Short-Term Notes	27%	19%
Certificates of Deposit and Bank Notes	22%	16%
Government & Agency Obligations	11%	11%
Municipal Bonds and Notes	10%	5%
Time Deposits	3%	10%
Repurchase Agreements	—	3%
Supranational	—	1%
	100%	100%

Weighted Average Maturity

Daily Assets Fund Institutional	52 days	38 days
First Tier Institutional Money Fund Average*	39 days	31 days

* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset-Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.moneyfunds.deam-us.db.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of December 31, 2010 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.4%
Abbey National Treasury Services PLC, 0.46%, 2/2/2011	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, 0.5%, 2/14/2011	47,250,000	47,250,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.38%, 5/16/2011	74,000,000	74,000,000
0.6%, 1/24/2011	27,000,000	27,000,000
BNP Paribas:
0.41%, 3/17/2011	50,000,000	50,001,040
0.45%, 7/25/2011	46,000,000	45,997,373
0.51%, 2/11/2011	50,000,000	50,001,704
0.52%, 2/9/2011	27,491,000	27,494,562
0.53%, 4/12/2011	40,300,000	40,302,952
0.55%, 5/13/2011	54,500,000	54,507,937
0.63%, 1/27/2011	73,000,000	73,000,000
Credit Agricole SA, 0.3%, 1/19/2011	25,000,000	25,000,000
Dexia Credit Local, 144A, 2.375%, 9/23/2011	45,000,000	45,574,192
HSBC Bank PLC, 0.86%, 7/12/2011	20,000,000	20,045,612
International Finance Corp., 3.0%, 11/15/2011	24,000,000	24,540,564
KBC Bank NV:
0.45%, 2/4/2011	70,000,000	70,000,330
0.52%, 1/21/2011	35,000,000	35,000,000
0.62%, 1/7/2011	45,000,000	45,000,000
Kommuninvest I Sverige, 0.55%, 4/19/2011	45,000,000	45,028,012
Landeskreditbank Baden-Wuerttemberg Foerderbank:
2.5%, 2/14/2011	80,000,000	80,201,861
4.125%, 7/15/2011	14,000,000	14,270,343
Mizuho Corporate Bank Ltd.:
0.28%, 1/11/2011	90,000,000	90,000,000
0.3%, 3/7/2011	92,400,000	92,400,000
National Australia Bank Ltd., 0.315%, 5/12/2011	25,000,000	24,996,816
Natixis:
0.3%, 1/20/2011	165,000,000	165,000,000
0.38%, 1/4/2011	20,000,000	20,000,000
Nordea Bank Finland PLC:
0.26%, 1/12/2011	40,000,000	39,999,969
0.27%, 1/12/2011	25,000,000	25,000,000
0.28%, 3/17/2011	22,500,000	22,499,765
0.44%, 6/30/2011	73,500,000	73,510,986
0.6%, 2/8/2011	29,200,000	29,201,228
0.67%, 7/20/2011	16,750,000	16,774,983
Rabobank Nederland NV, 0.55%, 2/1/2011	14,000,000	14,000,481
Royal Bank of Scotland NV, 0.35%, 1/3/2011	24,000,000	24,000,000
Skandinaviska Enskilda Banken AB:
0.29%, 1/4/2011	100,000,000	100,000,000
0.3%, 2/4/2011	70,000,000	70,000,000
0.3%, 2/4/2011	25,000,000	25,000,000
Societe Generale, 0.41%, 4/26/2011	40,000,000	40,000,000
Sumitomo Mitsui Banking Corp., 0.3%, 1/31/2011	15,000,000	15,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,811,600,710)		1,811,600,710

Commercial Paper 27.3%
Issued at Discount**
Abbey National North America LLC:
0.4%, 3/15/2011	20,000,000	19,983,778
0.455%, 2/1/2011	25,000,000	24,990,205
0.46%, 2/16/2011	35,000,000	34,979,428
0.9%, 1/19/2011	82,000,000	81,963,100
Argento Variable Funding:
144A, 0.29%, 1/6/2011	60,000,000	59,997,583
144A, 0.33%, 1/28/2011	25,000,000	24,993,812
144A, 0.36%, 2/9/2011	15,000,000	14,994,150
ASB Finance Ltd., 0.501%, 2/9/2011	50,000,000	49,972,917
Banco Bilbao Vizcaya Argentaria SA:
0.49%, 2/4/2011	50,000,000	49,976,861
0.49%, 2/8/2011	50,000,000	49,974,139
0.5%, 2/16/2011	34,000,000	33,978,278
Caisse D'Amortissement de la Dette Sociale:
0.25%, 2/7/2011	30,000,000	29,992,292
0.26%, 3/15/2011	20,000,000	19,989,456
Cancara Asset Securitisation LLC:
144A, 0.27%, 1/21/2011	23,946,000	23,942,408
144A, 0.3%, 1/18/2011	50,000,000	49,992,917
Google, Inc., 0.4%, 9/16/2011	40,000,000	39,885,333
Grampian Funding LLC:
144A, 0.3%, 2/11/2011	50,000,000	49,979,500
144A, 0.34%, 1/10/2011	30,000,000	29,997,450
144A, 0.36%, 2/3/2011	73,750,000	73,725,662
144A, 0.36%, 2/11/2011	34,000,000	33,988,383
144A, 0.37%, 1/18/2011	50,000,000	49,991,264
144A, 0.37%, 2/25/2011	28,442,000	28,425,922
Hannover Funding Co., LLC:
0.38%, 1/18/2011	37,000,000	36,993,535
0.41%, 2/11/2011	45,935,000	45,913,551
Johnson & Johnson:
144A, 0.18%, 1/18/2011	25,000,000	24,997,875
144A, 0.22%, 4/7/2011	40,000,000	39,976,533
Kells Funding LLC, 144A, 0.3%, 3/21/2011	50,000,000	49,967,083
Kreditanstalt fuer Wiederaufbau, 144A, 0.245%, 2/24/2011	20,000,000	19,992,650
Natixis US Finance Co., 0.36%, 3/9/2011	50,000,000	49,966,500
Nieuw Amsterdam Receivables Corp., 144A, 0.27%, 1/6/2011	15,000,000	14,999,438
NRW.Bank:
0.27%, 1/4/2011	54,000,000	53,998,785
0.32%, 3/8/2011	60,000,000	59,964,800
0.385%, 2/15/2011	55,000,000	54,973,531
0.41%, 2/8/2011	125,000,000	124,945,903
0.42%, 3/31/2011	50,000,000	49,948,083
Oesterreichische Kontrollbank AG, 0.245%, 2/28/2011	20,000,000	19,992,106
Pepsico, Inc, 0.18%, 2/11/2011	24,700,000	24,694,936
Romulus Funding Corp., 144A, 0.32%, 1/19/2011	27,000,000	26,995,680
Royal Bank of Scotland PLC, 0.34%, 1/7/2011	40,000,000	39,997,733
Santander Central Hispano Finance Delaware, Inc., 0.5%, 3/11/2011	56,000,000	55,946,333
Scaldis Capital LLC, 0.28%, 1/4/2011	64,250,000	64,248,501
Shell International Finance BV:
0.4%, 4/5/2011	3,200,000	3,196,658
0.4%, 5/2/2011	20,836,000	20,807,987
0.5%, 2/4/2011	28,000,000	27,986,778
0.5%, 7/1/2011	11,250,000	11,221,719
Societe de Prise de Participation de l'Etat, 144A, 0.24%, 2/24/2011	20,000,000	19,992,800
Standard Chartered Bank, 0.3%, 2/22/2011	70,000,000	69,969,667
Starbird Funding Corp., 144A, 0.27%, 1/12/2011	25,000,000	24,997,937
Straight-A Funding LLC, 144A, 0.25%, 3/10/2011	50,000,000	49,976,389
Swedbank AB, 0.31%, 1/5/2011	57,000,000	56,998,037
Swedish Housing Finance Corp.:
144A, 0.38%, 1/7/2011	40,000,000	39,997,467
144A, 0.41%, 1/14/2011	25,000,000	24,996,299
144A, 0.43%, 1/13/2011	15,500,000	15,497,778
144A, 0.45%, 1/4/2011	11,436,000	11,435,571
Sydney Capital Corp.:
144A, 0.4%, 1/14/2011	25,988,000	25,984,246
144A, 0.4%, 3/16/2011	16,300,000	16,286,598
Tasman Funding, Inc.:
144A, 0.3%, 2/7/2011	56,482,000	56,464,585
144A, 0.33%, 2/22/2011	45,000,000	44,978,550
Victory Receivables Corp.:
144A, 0.28%, 1/6/2011	30,000,000	29,998,833
144A, 0.28%, 1/10/2011	20,000,000	19,998,600
White Point Funding, Inc.:
144A, 0.52%, 3/18/2011	474,000	473,480
144A, 0.53%, 1/25/2011	10,000,000	9,996,467
Total Commercial Paper (Cost $2,315,484,840)		2,315,484,840

Short-Term Notes* 26.6%
Abbey National Treasury Services PLC:
0.439%, 3/7/2011	58,000,000	58,000,000
0.59%, 11/2/2011	50,000,000	50,000,000
ASB Finance Ltd., 144A, 0.38%, 1/14/2011	25,000,000	25,000,090
Australia & New Zealand Banking Group Ltd., 144A, 0.43%, 1/20/2012	107,300,000	107,300,000
Bank of Nova Scotia:
0.37%, 9/12/2011	50,000,000	50,000,000
0.45%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC:
0.58%, 7/19/2011	50,000,000	50,000,000
0.66%, 4/21/2011	110,000,000	110,000,000
Bayerische Landesbank, 0.32%, 1/24/2012	20,000,000	20,000,000
BNP Paribas:
0.464%, 8/22/2011	48,000,000	48,000,000
0.538%, 4/26/2011	90,000,000	90,000,000
BNZ International Funding Ltd., 0.378%, 12/8/2011	20,000,000	19,967,109
Canadian Imperial Bank of Commerce:
0.3%, 8/8/2011	75,000,000	75,000,000
0.42%, 11/28/2011	45,000,000	45,000,000
0.46%, 4/26/2011	95,000,000	95,000,000
Commonwealth Bank of Australia, 144A, 0.323%, 1/3/2011	30,620,000	30,620,000
DnB NOR Bank ASA, 144A, 0.295%, 4/26/2011	65,000,000	65,000,000
Intesa Sanpaolo SpA, 0.37%, 10/27/2011	95,000,000	95,000,000
JPMorgan Chase Bank NA, 0.26%, 5/31/2011	40,000,000	40,000,000
Kells Funding LLC, 144A, 0.4%, 12/1/2011	38,000,000	38,000,000
National Australia Bank Ltd.:
144A, 0.29%, 1/27/2011	40,000,000	40,000,000
0.322%, 6/10/2011	75,000,000	75,000,000
Nordea Bank Finland PLC:
0.589%, 10/14/2011	68,475,000	68,631,721
0.589%, 10/20/2011	57,000,000	57,133,617
Rabobank Nederland NV:
0.262%, 3/11/2011	56,000,000	56,000,000
0.305%, 8/8/2011	75,000,000	75,000,000
144A, 0.354%, 12/16/2011	26,000,000	26,000,000
144A, 1.79%, 4/7/2011	60,000,000	60,000,000
Royal Bank of Canada:
0.26%, 2/24/2011	17,325,000	17,325,000
0.41%, 8/12/2011	85,000,000	85,000,000
Societe Generale, 0.42%, 4/21/2011	50,000,000	50,000,000
Toronto-Dominion Bank, 0.265%, 2/4/2011	40,000,000	40,000,000
Westpac Banking Corp.:
0.289%, 4/14/2011	90,000,000	90,000,000
0.3%, 1/10/2011	42,000,000	42,000,000
0.3%, 3/15/2011	25,000,000	24,998,967
144A, 0.305%, 3/2/2011	15,000,000	14,999,477
0.307%, 6/1/2011	92,000,000	92,000,000
0.39%, 11/21/2011	58,000,000	58,000,000
0.46%, 1/10/2012	85,000,000	85,000,000
Total Short-Term Notes (Cost $2,253,975,981)		2,253,975,981

Municipal Bonds and Notes 9.6%
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.33%***, 6/1/2036, LOC: JPMorgan Chase Bank	18,400,000	18,400,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.3%***, 7/1/2035, LOC: JPMorgan Chase Bank	17,800,000	17,800,000
Series B, 0.3%***, 7/1/2035, LOC: Bank of America NA	19,000,000	19,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.29%***, 12/1/2035, GTY: FirstEnergy Solutions, LOC: Citibank NA	9,095,000	9,095,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series A, 0.25%***, 4/1/2038, LOC: Bank of America NA	10,040,000	10,040,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.32%***, 7/1/2039, LOC: PNC Bank NA	28,160,000	28,160,000
California, Infrastructure & Economic Development Bank Revenue, California Academy, Series B, 0.26%***, 9/1/2038, LOC: Wells Fargo Bank NA	3,010,000	3,010,000
California, Municipal Finance Authority Revenue, Chevron USA, Inc., Recovery Zone Bonds:
Series B, 0.22%***, 11/1/2035, GTY: Chevron Corp.	20,000,000	20,000,000
Series C, 0.27%***, 11/1/2035, GTY: Chevron Corp.	10,000,000	10,000,000
Chicago, IL, Midway Airport Revenue, Series B, AMT, 0.31%***, 1/1/2029, LOC: JPMorgan Chase Bank	6,000,000	6,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.29%***, 10/1/2032, LOC: US Bank NA	6,745,000	6,745,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.29%***, 6/1/2038, LOC: US Bank NA	4,000,000	4,000,000
Colorado, Housing & Finance Authority, "I", Series-A1, 144A, 0.28%***, 10/1/2036, LIQ: Barclays Bank PLC	21,505,000	21,505,000
Colorado, Housing & Finance Authority, Single Family, "I", Series-A1, 0.5%***, 11/1/2034, SPA: Dexia Credit Local	4,495,000	4,495,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-1, 0.28%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac	12,895,000	12,895,000
"I", Series A-3, AMT, 0.33%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac	6,500,000	6,500,000
Delaware County, PA, Authority Revenue, Series PT 565, 144A, 0.51%***, 11/15/2016, GTY: Bank of America NA, LIQ: Merrill Lynch International Bank Ltd.	16,945,000	16,945,000
Fremont, CA, Certificates of Participation, Financing Project, 0.33%***, 8/1/2038, LOC: US Bank NA	10,000,000	10,000,000
Georgia, State General Obligation, Series II R-T20001, 144A, 0.31%***, 10/1/2025, LIQ: Citibank NA	11,115,000	11,115,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.28%***, 9/1/2031, LOC: JPMorgan Chase & Co.	4,000,000	4,000,000
Houston, TX, Airport Systems Revenue:
0.29%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
0.3%, 1/5/2011	5,000,000	5,000,000
0.3%, 1/7/2011	4,000,000	4,000,000
Houston, TX, Combined Utility:
0.29%, 1/6/2011	17,100,000	17,100,000
0.29%, 1/6/2011	7,000,000	7,000,000
Idaho, Housing & Finance Association, Single Family Mortgage, "I", Series B, AMT, 0.34%***, 7/1/2033, LOC: Fannie Mae & Freddie Mac	6,160,000	6,160,000
Illinois, Clare At Water Tower, Series 2005, 0.45%***, 5/15/2038, LOC: Bank of America NA	12,500,000	12,500,000
Illinois, Finance Authority Revenue, Fairview Obligation Group, Series C, 0.34%***, 8/15/2042, LOC: LaSalle Bank NA	6,795,000	6,795,000
Illinois, Finance Authority Revenue, Provena Health, Series D, 0.31%***, 5/1/2045, LOC: Union Bank NA	10,250,000	10,250,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.3%***, 4/1/2032, LOC: JPMorgan Chase Bank	17,600,000	17,600,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series D-1, 0.26%***, 8/1/2043, LOC: Bank of America NA	8,075,000	8,075,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.8%***, 5/1/2036, LOC: Sovereign Bank FSB	6,335,000	6,335,000
Iowa, Finance Authority, Single Family Revenue, Series C, AMT, 0.35%***, 1/1/2036, SPA: State Street Bank & Trust Co.	1,100,000	1,100,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Series B1, 0.4%***, 7/1/2033, INS: Fannie Mae & Ginnie Mae, LOC: US Bank NA	4,500,000	4,500,000
Kansas, State Department of Transportation Highway Revenue:
Series C-1, 0.3%***, 9/1/2021, SPA: JPMorgan Chase Bank	13,900,000	13,900,000
Series C-2, 0.3%***, 9/1/2022, SPA: JPMorgan Chase Bank	2,000,000	2,000,000
Kansas City, MO, Industrial Development Authority, Student Housing Facillities Revenue, Oak Street West Student, 144A, 0.31%***, 8/1/2038, LOC: Bank of America NA	5,950,000	5,950,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement Communities, Series A, 0.32%***, 12/1/2039, LOC: PNC Bank NA	9,795,000	9,795,000
Lee County, FL, Housing Finance Authority, Multi-Family Housing Revenue, University Club Partners Apartment, Series B, 144A, 0.38%***, 5/15/2035, LOC: Fannie Mae	1,350,000	1,350,000
Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series C, 0.32%***, 7/1/2029, LOC: Bank of America NA	6,165,000	6,165,000
Livermore, CA, Certificates of Participation, Capital Projects, 0.33%***, 10/1/2030, LOC: US Bank NA	9,700,000	9,700,000
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series B-4, 0.32%***, 7/1/2035, SPA: Wells Fargo Bank NA	21,300,000	21,300,000
Los Angeles, CA, Unified School District, Certificates of Participation, Administration Building Project, Series A, 0.35%***, 10/1/2024, LOC: Bank of America NA	4,000,000	4,000,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series B-3, AMT, 0.35%***, 11/15/2027, SPA: State Street Bank & Trust Co.	4,600,000	4,600,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Charlestown Community, Inc., Series A, 0.34%***, 1/1/2028, LOC: Bank of America NA	9,800,000	9,800,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.31%***, 7/1/2029, LOC: PNC Bank NA	5,335,000	5,335,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.25%***, 3/1/2039, LOC: TD Bank NA	5,765,000	5,765,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount, Series B, 0.32%***, 10/1/2012, LOC: JPMorgan Chase Bank	1,245,000	1,245,000
Michigan, State Housing Development Authority, Series C, AMT, 0.28%***, 6/1/2039, LOC: Fannie Mae & Freddie Mac	9,375,000	9,375,000
Michigan, State University Revenues, Series 2000-A, 0.3%***, 8/15/2030, SPA: Bank of America NA	6,760,000	6,760,000
Milwaukee, WI:
0.27%, 1/13/2011	9,000,000	9,000,000
0.29%, 2/28/2011	8,000,000	8,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.34%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Composition Program, Series A-4, 144A, 0.28%***, 7/1/2027, LOC: Wells Fargo Bank NA	10,495,000	10,495,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.33%***, 11/1/2034, LOC: KBC Bank NV	5,025,000	5,025,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series B, 0.43%, 2/15/2011	15,200,000	15,198,877
New York, State Housing Finance Agency Revenue, 88 Leonard Street:
Series A, 0.42%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,650,000	11,650,000
Series B, 144A, 0.42%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	5,100,000	5,100,000
New York, USTA National Tennis Center, Inc., 0.28%***, 11/15/2024, LOC: JPMorgan Chase Bank	5,145,000	5,145,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street LLC, Series A, AMT, 0.3%***, 11/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	7,300,000	7,300,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series TR-T30001-I, 144A, 0.31%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.3%***, 11/15/2022, SPA: JPMorgan Chase Bank	5,130,000	5,130,000
New York, NY, General Obligation:
Series A-5, 0.23%***, 8/1/2031, LOC: Bank of Nova Scotia	14,750,000	14,750,000
Series H-4, 0.25%***, 3/1/2034, LOC: Bank of New York	6,100,000	6,100,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.37%***, 12/1/2034, LOC: JPMorgan Chase Bank	6,000,000	6,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, AMT, 0.31%***, 12/1/2035, LOC: Bank of America NA, Lloyds TSB Bank PLC	7,000,000	7,000,000
Series A, AMT, 0.31%***, 12/1/2038, LOC: Lloyds TSB Bank PLC	8,600,000	8,600,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.31%***, 6/15/2025, LOC: TD Bank NA	13,200,000	13,200,000
Port of Seattle, WA, 0.33%, 1/13/2011	7,500,000	7,500,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E2, 0.25%***, 6/1/2025, LOC: US Bank NA	13,010,000	13,010,000
San Jose, CA, International Apartment, 0.28%, 2/3/2011	9,900,000	9,900,000
Texas, University Revenues, Financing Systems, Series B, 0.27%***, 8/1/2016, LIQ: University of Texas Investment Management Co.	11,000,000	11,000,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.3%***, 7/1/2037, LOC: Bank of Scotland	11,140,000	11,140,000
Union County, NC, Enterprise Systems Revenue, 0.39%***, 6/1/2034, LOC: Bank of America NA	4,100,000	4,100,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.3%***, 4/1/2032, LOC: US Bank NA	6,370,000	6,370,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.36%***, 10/15/2042, LOC: JPMorgan Chase Bank	6,140,000	6,140,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merril Gardens at Tacoma, Series B, 0.3%***, 9/15/2040, LOC: Fannie Mae	1,310,000	1,310,000
Washington, DC, Metropolitan Airport Authority Systems, Series C-2, 0.28%***, 10/1/2039, LOC: Barclays Bank PLC	15,000,000	15,000,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Wayne Airport:
Series F, 0.31%***, 12/1/2033, LOC: JPMorgan Chase Bank	37,320,000	37,320,000
Series E2, AMT, 0.32%***, 12/1/2028, LOC: PNC Bank NA	16,000,000	16,000,000
Series E1, AMT, 0.33%***, 12/1/2028, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Systems, 0.32%***, 8/15/2036, LOC: PNC Bank NA	28,000,000	28,000,000
Total Municipal Bonds and Notes (Cost $816,643,877)		816,643,877

Government & Agency Obligations 11.4%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	45,000,000	45,902,631
Other Government Related(a) 0.8%
European Investment Bank, 2.625%, 11/15/2011	35,400,000	36,082,167
International Bank for Reconstruction & Development, 0.478%*, 3/4/2011	30,000,000	30,011,707
		66,093,874
US Government Sponsored Agencies 3.1%
Federal Home Loan Bank:
0.149%*, 7/15/2011	30,000,000	29,991,857
0.16%*, 5/26/2011	25,000,000	25,000,000
0.25%, 10/28/2011	12,000,000	11,999,184
0.26%, 1/25/2011	35,000,000	34,999,381
0.26%, 11/23/2011	15,000,000	14,995,445
0.26%, 11/29/2011	12,500,000	12,498,487
0.269%**, 9/12/2011	25,000,000	24,952,375
0.54%, 5/24/2011	14,000,000	14,000,439
0.75%, 7/8/2011	17,000,000	17,040,004
Federal Home Loan Mortgage Corp.:
0.36%**, 1/10/2011	24,000,000	23,997,600
5.625%, 3/15/2011	6,190,000	6,254,057
Federal National Mortgage Association:
0.284%**, 1/18/2011	30,000,000	29,995,750
5.0%, 10/15/2011	14,000,000	14,520,671
		260,245,250
US Treasury Obligations 7.0%
US Treasury Bill, 0.217%**, 10/20/2011	40,000,000	39,929,433
US Treasury Notes:
0.875%, 2/28/2011	20,000,000	20,014,747
0.875%, 3/31/2011	60,000,000	60,095,869
1.0%, 9/30/2011	45,000,000	45,242,870
1.0%, 10/31/2011	25,000,000	25,156,104
1.125%, 6/30/2011	75,000,000	75,258,802
1.125%, 12/15/2011	20,000,000	20,156,067
1.75%, 11/15/2011	25,000,000	25,326,231
4.5%, 2/28/2011	18,000,000	18,117,378
4.625%, 8/31/2011	75,000,000	77,158,089
4.625%, 10/31/2011	70,000,000	72,502,248
4.75%, 3/31/2011	35,000,000	35,389,580
4.875%, 5/31/2011	46,000,000	46,889,453
5.125%, 6/30/2011	32,000,000	32,777,083
		594,013,954
Total Government & Agency Obligations (Cost $966,255,709)		966,255,709

Time Deposits 3.6%
Citibank NA, 0.15%, 1/3/2011	107,915,985	107,915,985
Societe Generale, 0.1%, 1/3/2011	200,000,000	200,000,000
Total Time Deposits (Cost $307,915,985)		307,915,985

Repurchase Agreements 0.0%
Banc of America Securities LLC, 0.25%, dated 12/31/2010, to be repurchased at $2,281,247 on 1/3/2011 (b) (Cost $2,281,199)	2,281,199	2,281,199

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,474,158,301)+	99.9	8,474,158,301
Other Assets and Liabilities, Net	0.1	8,040,471
Net Assets	100.0	8,482,198,772

* These securities are shown at their current rate as of December 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2010.

+ The cost for federal income tax purposes was $8,474,158,301.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,338,000	Federal Home Loan Bank	Zero Coupon	3/23/2013	1,337,692
985,000	Federal National Mortgage Association	1.125	6/3/2011	989,960
Total Collateral Value				2,327,652

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

FSB: Federal Savings Bank

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$—	$8,471,877,102	$—	$8,471,877,102
Repurchase Agreements	—	2,281,199	—	2,281,199
Total	$—	$8,474,158,301	$—	$8,474,158,301

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$8,474,158,301
Receivable for investments sold	5,070,915
Interest receivable	9,534,440
Other assets	101,158
Total assets	8,488,864,814
Liabilities
Cash overdraft	3,590,691
Distributions payable	2,011,927
Accrued expenses and other payables	1,063,424
Total liabilities	6,666,042
Net assets, at value	$8,482,198,772
Net Assets Consist of:
Undistributed net investment income	263,522
Accumulated net realized gain (loss)	102,680
Paid-in capital	8,481,832,570
Net assets, at value	$8,482,198,772
Net Asset Value
Net Asset Value, offering and redemption price per share ($8,482,198,772 ÷ 8,481,832,580 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended December 31, 2010 (Unaudited)
Investment Income
Income: Interest	$19,564,056
Expenses: Management fee	5,034,283
Administration fee	5,034,283
Services to shareholders	24,845
Reports to shareholders	16,450
Registration fees	94,418
Professional fees	93,952
Trustees' fees and expenses	112,757
Custodian fee	145,725
Other	107,214
Total expenses before expense reductions	10,663,927
Expense reductions	(5,200,882)
Total expenses after expense reductions	5,463,045
Net investment income	14,101,011
Net realized gain (loss) from investments	75,689
Net increase (decrease) in net assets resulting from operations	$14,176,700

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
Operations: Net investment income (loss)	$14,101,011	$17,225,255
Net realized gain (loss) from investments	75,689	26,991
Net increase (decrease) in net assets resulting from operations	14,176,700	17,252,246
Distribution to shareholders from: Net investment income	(14,101,022)	(17,210,114)
Net realized gains	—	(302,283)
Total distributions	(14,101,022)	(17,512,397)
Fund share transactions: Proceeds from shares sold	11,852,412,837	17,635,865,514
Reinvestment of distributions	—	—
Cost of shares redeemed	(10,688,155,460)	(16,450,840,879)
Net increase (decrease) in net assets from Fund share transactions	1,164,257,377	1,185,024,635
Increase (decrease) in net assets	1,164,333,055	1,184,764,484
Net assets at beginning of period	7,317,865,717	6,133,101,233
Net assets at end of period (including undistributed net investment income of $263,522 and $263,533, respectively)	$8,482,198,772	$7,317,865,717
Other Information
Shares outstanding at beginning of period	7,317,575,203	6,132,550,568
Shares sold	11,852,412,837	17,635,865,514
Shares redeemed	(10,688,155,460)	(16,450,840,879)
Net increase (decrease) in Fund shares	1,164,257,377	1,185,024,635
Shares outstanding at end of period	8,481,832,580	7,317,575,203

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended June 30,	2010	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.001		.003	.017	.044	.053	.042
Net realized gain (loss)b	—		—	—	—	—	—
Total from investment operations	.001		.003	.017	.044	.053	.042
Less distributions from: Net investment income	(.001)		(.003)	(.017)	(.044)	(.053)	(.042)
Net realized gainsb	—		—	—	—	—	—
Total distributions	(.001)		(.003)	(.017)	(.044)	(.053)	(.042)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)c	.14	**	.26	1.72	4.45	5.44	4.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8,482		7,318	6,133	5,646	4,915	3,122
Ratio of expenses before expense reductions (%)	.21	*	.22	.21	.21	.21	.13
Ratio of expenses after expense reductions (%)	.11	*	.14	.12	.06	.04	.04
Ratio of net investment income (%)	.28	*	.25	1.60	4.23	5.31	4.25
a For the six months ended December 31, 2010 (Unaudited). b Less than $.0005 per share. c Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Daily Assets Fund Institutional (the "Fund") is a diversified series of DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from October 1, 2010 through October 31, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% for the period from July 1, 2010 through July 31, 2010 and 0.11% for the period from August 1, 2010 through December 31, 2010. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended December 31, 2010, the fee pursuant to the Investment Management Agreement aggregated $5,034,283, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2010, the Administration Fee was $5,034,283, of which $166,530 was waived and $776,201 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2010, the amount charged to the Fund by DISC aggregated $69, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended December 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $16,450, of which $7,560 was unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Ownership of the Fund

At December 31, 2010, 87% of the outstanding shares of the Fund were held by other affiliated DWS funds.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

•In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

•The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

•In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

•Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one- and three-year periods ended December 31, 2009, the Fund's gross performance (Institutional Class shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's total (net) operating expenses were expected to be lower than the median of the applicable Lipper expense universe (2nd quartile) (based on Lipper data provided as of December 31, 2009) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
CUSIP Number	23339C 776
Fund Number	538

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 1, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 1, 2011